Balance Sheets (unaudited) - USD ($)	Sep. 30, 2017	Dec. 31, 2016
Current Assets
Cash	$ 583	$ 2,500
Total Current Assets	583	2,500
TOTAL ASSETS	583	2,500
Current Liabilities
Accounts Payable and Accrued Expenses	1,815
Due to Related Party	1,500
Total Current Liabilities	3,315
TOTAL LIABILITIES	3,315
STOCKHOLDERS' EQUITY
Common Stock, $0.001 Par Value Authorized Common Stock 75,000,000 shares at $0.001 Issued and Outstanding 10,000,000 Common Shares at September 30, 2017 and December 31, 2016	10,000	10,000
Share Subscription Receivable		(4,000)
Accumulated Deficit	(12,732)	(3,500)
TOTAL STOCKHOLDERS' EQUITY	(2,732)	2,500
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 583	$ 2,500